Lease - Schedule of Future Annual Payments under Non-Cancellable Leases (Details)	Dec. 31, 2023 USD ($)
Schedule of Future Annual Payments under Non-Cancellable Leases [Abstract]
2024	$ 95,093
2025	94,963
2026	13,545
Total future minimum lease payments, undiscounted	203,601
Less: Imputed interest	(7,154)
Present value of future minimum lease payments	$ 196,447